Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
27.	Related Party Transactions
a)	Related party transactions and balances

The Company has outstanding amounts receivable from and payable to related parties, including employees, directors and corporations related to those individuals. As at December 31, 2019, the Company was owed $0.2 million (December 31, 2018 - $0.5 million) from related parties and owed $1.0 million (December 31, 2018 - $0.8 million) to related parties.

The amounts owing from related parties are both interest bearing and non-interest bearing and have various repayment terms.

Loan Receivable Agreements

On April 6, 2018, the Company issued 40,000 common shares to an officer of the Company at a fair value of $2.97, in accordance with an employment agreement. On April 6, 2018, the Company and this officer also entered into a shareholder loan agreement that provides a loan facility of up to $510 thousand to the officer. The loan bore interest at a rate of 2.5% per annum, had a term of three years, and was secured against the officer’s shareholdings in the Company. The loan was repayable in full upon the officer’s departure, a change of control of the Company or sale of the Company. As at December 31, 2018, $245 thousand had been advanced under this shareholder loan agreement. In July 2019, the loan was extinguished against performance bonuses declared in the form of salary compensation such that no amount remains outstanding under the shareholder loan agreement.

The Company has entered into separate shareholder loan agreements with two (December 31, 2018 – three) employees of the Company. The loans bear interest at rates ranging from 0-1.5% per annum and are secured by the employees’ shareholdings in the Company. The loans are each repayable in full upon an employees’ departure from employment, a change of control of the Company or sale of the Company. As at December 31, 2019, $200 thousand (December 31, 2018 - $190 thousand), had been advanced under these loan agreements.

On February 15, 2018, the Company and an officer entered into a shareholder loan agreement that provides for a loan of up to $200 thousand per year. The loan bore interest at a rate of 2.5% per annum and was secured by the officer’s shareholdings in the Company. The loan was repayable in full upon the officer’s departure, a change of control of the Company or sale of the Company. During 2019, $400 thousand was advanced under this loan agreement. In July 2019, the loan was extinguished against performance bonuses declared in the form of salary compensation such that no amount remains outstanding under the shareholder loan agreement.

Promissory note

During the ten months ended December 31, 2018, the Company entered into an agreement with a former officer of the Company to repurchase a total of 9,815,701 common shares at a weighted average price of $1.69 per common share for total consideration of $16.6 million. A balance of $6.9 million remained unpaid under the agreement and was converted to an Unsecured Subordinated Promissory Note (the “Promissory Note”) as described under note 13(g). The Promissory Note matured on March 25, 2019 but was extended in accordance with the terms of the Note. The balance of $6.9 million outstanding included principal and interest which accrued from the date of extension at a rate of 1% per month and was repaid in full on June 5, 2019.

Transactions

Marketing, brand research and development and promotional costs totalling $3.1 million for the year ended December 31, 2019, (ten months ended December 31, 2018 - $2.3 million, year ended February 28, 2018 - $1.0 million) were paid to a company controlled by a shareholder, officer and director of the Company. At December 31, 2019, the Company owed a balance of $0.3 million (December 31, 2018 - $0.3 million) relating to services under this contract.

Land lease costs related to our Bridge Farm operations, at an annual amount of £600,000, were paid to a family member of a former executive officer.

Consulting services were provided to the Company by an officer, including services related to private placements completed. For the year ended December 31, 2019, consulting and commission expenses totalled nil (ten months ended December 31, 2018 - $1.5 thousand, year ended February 28, 2018 - $399.3 thousand).

The Company has two contracts with companies in which an officer (who is not considered a member of key management) of the Company maintains influence. The contracts relate to research and development services being provided to the Company and its ability to access and license certain strains of cannabis for research purposes. For the year ended December 31, 2019, the fees paid totaled $334.5 thousand (ten months ended December 31, 2018 - $229.4 thousand, year ended February 28, 2018 - $97.6 thousand). At December 31, 2019, the Company owed a balance of $60 thousand (December 31, 2018 - $19 thousand) relating to services under these contracts.

A member of the Board of Directors is a partner at a law firm which provides legal services to the Company. For the year ended December 31, 2019, professional fees totalling $3.9 million (ten months ended December 31, 2018 - $0.6 million, year ended February 28, 2018 - $0.2 million) were incurred for services provided by this firm. At December 31, 2019, the Company owed $0.4 million (December 31, 2018 - $0.3 million) relating to various corporate matters and financings.

During the year ended December 31, 2019, the Company entered into an agreement with an employee to acquire certain equipment for $0.9 million.

During the ten months ended December 31, 2018, the Company forgave $5 thousand in debt owed by a former officer of the Company.

During the ten months ended December 31, 2018, a now former officer of Sundial was paid $7 thousand with respect to accommodations for staff housing (year ended February 28, 2018 - $6 thousand). Included in the asset impairment for the year ended February 28, 2018, was $75 thousand related to farm and shop equipment that was previously purchased from the same officer.

During the ten months ended December 31, 2018, a now former member of the Board of Directors provided consulting services to the Company for which she was paid nil (year ended February 28, 2018 - $29.6 thousand). In addition, director fees of nil and $60.0 thousand were paid during the respective periods. The Company also forgave $20.0 thousand in debt owed by this former member of the Board of Directors. This director resigned from the Board effective January 15, 2018.

All transactions were conducted at the exchange amount agreed to between related parties.

b)	Compensation of key management personnel

The Company considers directors and officers of the Company as key management personnel.

	Year ended December 31	Ten months ended December 31	Year ended February 28
	2019	2018	2018
Salaries and short-term benefits	3,295	1,237	320
Share-based compensation	23,715	2,414	4,173
	27,010	3,651	4,493

As at December 31, 2019, $nil (December 31, 2018 - $367 thousand) was owed to the Company from key management personnel.